Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
7. Debt
Debt consisted of the following:

	June 30,	December 31,
	2022	2021
	(in thousands)
Subordinated Facility	$42,500	$16,293
Senior Facility	85,674	—
Unamortized deferred financing costs, Cargill Credit Agreements	(22,992)	(5,094)

Total debt	$105,182	$11,199

Agreements with Cargill Financial
In September 2021, the Company and Cargill Financial entered into (a) a credit agreement (the “Original Senior Credit Agreement”) for an up to
$150.0
million multiple-advance term loan (the “Senior Facility”) and (b) a subordinated credit agreement (the “Original Subordinated Credit Agreement” and, together with the Original Senior Credit Agreement, the “Original Credit Agreements”) for an up to
 $50.0
million multiple-advance subordinated term loan (the “Subordinated Facility” and, together with the Senior Facility, the “Original Facilities”).
First Amendment of the Original Credit Agreements
On
March 14, 2022, the Company entered into an amendment to the Original Credit Agreements (the “First Amendment”) to amend the Original Credit Agreements and the Original Facilities (as amended, the “Amended Facilities”), subject to and effective upon closing the Pete’s acquisition. On April 4, 2022, the First Amendment became effective whereby (a) the Pete’s Acquisition was funded pursuant to the Amended Facilities, (b) the aggregate commitment amount of the Original Facilities was reduced to $
170.0
million, (c) the minimum liquidity covenant was reduced from
 $30.0
million
to $
20.0
million (inclusive of existing restricted cash on the Condensed Consolidated Balance Sheets) and (d) the interest rate of each of the Senior Facility and the Subordinated Facility increased by
2%
, among other matters. Pursuant to the First Amendment, in connection with the closing of the Pete’s Acquisition, the Company (i) paid
a $
2.0
million amendment fee and (ii) issued 1,932,931 shares of common stock to Cargill Financial. The First Amendment was accounted for as a modification to a line of credit. Accordingly, the Company wrote off unamortized debt issuance costs in proportion to the decrease in borrowing capacity of the Original Credit Agreements of $735 thousand. The write-off
amount was recorded as interest expense in the Unaudited Consolidated Statement of Operations for the three and six months ended June 30, 2022. The First Amendment fee of $2.0 million and the issued 1,932,931 shares of common stock with a fair value at the time of issuance of $17.4 million was recorded as additional debt discount and is amortized to interest expense over the remaining term of the Amended Facilities agreement on a straightline basis.
The interest rate on the Subordinated Facility subsequent to the First Amendment is 12.5% per annum, with accrued interest on the agreement paid quarterly in arrears on the last business day of each calendar quarter, commencing the last business day of the calendar quarter ended December 31, 2021, and on the maturity date of September 3, 2028.
The interest rate on the Senior Facility subsequent to the First Amendment is equal to SOFR plus a margin (which varies between 7.5% to 8.5% depending on the Senior Facility net leverage ratio). The maturity date of the Senior Facility and the Subordinated Facility is September 3, 2028.
Second Amendment of the Original Credit Agreements
On August 11, 2022, the Company, along with certain subsidiaries of the Company, entered into a second amendment to the Amended Facilities (the “Second Amendment”) with Cargill Financial to amend the Amended Facilities. The Second Amendment provides that, until the earliest to occur of (x) the occurrence of any event of default, (y) the effective date of a qualified equity financing and (z) March 31, 2024, (a) the requirement for the minimum interest amount for the Senior Facility and the Subordinated Facility is reduced to an amount equal to the greater of (i) $0 and (ii) the sum of all interest payments due and payable under the Senior Facility and the Subordinated Facility in respect of term loans outstanding for a period of four calendar quarters (equal to $9.1 million and $5.2 million for the Senior Facility and the Subordinated Facility, respectively, as of June 30, 2022).
In effect, the Second Amendment reduces the minimum interest amount from the sum of all interest payments due and payable under the Senior Facility and the Subordinated Facility for a period of eight calendar quarters down to a period of four calendar quarters, as described above. This reduced the amount of restricted cash by approximately $7.2 million, effective as of June 30, 2022.
The Amended Facilities have an unused revolving line commitment fee in an amount of 125 basis points per annum of the unused portion of the Amended Facilities.
As part of the Amended Facilities, the Company is required to have an interest reserve account which is shown as restricted cash and cash equivalents on the Company’s Condensed Consolidated Balance Sheets. In accordance with the Second Amendment, the balance of the Company’s interest reserve account was $18,583 at June 30, 2022 as compared to $4,416 at December 31, 2021. The Amended Facilities also require the Company to be in compliance with certain financial covenants, including specified debt coverage, net leverage, and interest coverage ratios. Additional covenants and other restrictions exist that limit the Company’s ability, among other things, to undergo a merger or consolidation, sell certain assets, create liens, guarantee certain obligations of third parties, make certain investments or acquisitions, and declare dividends or make distributions. In accordance with the Amended Facilities, budgets and timelines for CEA facilities also have to be approved by Cargill Financial and the Company is required to report ongoing CEA facility construction costs. The credit facility is secured with a first-priority lien against substantially all of the assets of the Company, including its intellectual property. The Company was in compliance with all applicable covenants as of June 30, 2022.

7. Debt
Debt consisted of the following:

	December 31,
	2021	2020

	(in thousands)
PPP loan	$—	$104
Share settlement note	—	50
Subordinated Facility	16,293	—
Unamortized deferred financing costs, Cargill Credit Agreements	(5,094)	—
Total debt	11,199	154
Share settlement note—short term	—	(50)

Long-term debt, less current portion and Convertible Notes	$11,199	$104

Share Settlement Note
In April 2020, the Company entered into a promissory note with a former shareholder for a principal amount of $80 thousand in connection with the share settlement as discussed in Note 11,
Stockholders’ Equity (Deficit)
, below. The note accrues interest at a rate of 0.91% and is paid in monthly payments of $5 thousand until the maturity date of October 1, 2021. In March 2021, all outstanding amounts were repaid to the former shareholder.
Short-Term Loan
In January 2021, the Company entered into a short-term loan agreement with First Interstate Bank to finance the general working capital for the Company. The loan had a principal balance of $500 thousand, bears interest at 5.25% per annum and matures in April 2021. In April 2021, this loan was repaid in full.
Convertible Notes
During 2021, the Company entered into a series of identical convertible long-term notes with various parties with a maturity date of February 8, 2023 (referred to herein as the “Convertible Notes”). Prior to conversion on November 19, 2021, the Convertible Notes had a combined total principal balance is $26,050 thousand and bore interest at 8% per annum. The Convertible Notes were accounted for at fair value with changes in fair value being recognized under Convertible Notes fair value adjustment within the income statement. The Convertible
Notes had a conversion feature that triggered upon the earliest of a qualified equity financing or a qualified SPAC transaction, as defined by the agreement. On November 19, 2021, upon the closing of Business Combination, the outstanding principal of all the Convertible Notes were converted into a number of shares of common stock, at a conversion price equal to value of each share of common stock in the qualified SPAC transaction multiplied by 85%. The Company recognized $1,364 thousand in interest expense in connection with the Convertible Notes for the year ended December 31, 2021. The Company converted all the Convertible Notes, including the related accrued interest of $1,364 thousand, to equity and recorded net gain on settlement of $240 thousand.
Agreements with Cargill Financial
In March 2021, the Company entered into a loan with Cargill Financial to finance the general working capital for the Company. This loan had a principal balance of up to $10,000 thousand and bore interest at 8% per annum with a maturity date of March 22, 2022. In September 2021, this loan was repaid in full. In connection with the original loan, the lender also received 25% equity warrant coverage on the original loan amount. The warrant to purchase shares entitles the lender to a number of shares totaling 25% of the principal amount of the loan multiplied by
85
% of the lowest cash price per share upon the earliest of a qualified equity financing, SPAC transaction, or an acquisition, as defined by the agreement. The warrants are still outstanding. For more information on the warrants, see Note 11,
Stockholders’ Equity (Deficit).

On September 3, 2021, the Company entered into the Subordinated Facility with Cargill Financial, including an agreement to borrow up to $50,000 thousand and also entered into the Senior Facility to borrow up to $150,000 thousand.
The interest rate on the Subordinated Facility is 10.5% per annum, with accrued interest on the agreement paid quarterly in arrears on the last business day of each calendar quarter, commencing the last business day of the calendar quarter ending December 31, 2021, and on the maturity date September 3, 2028. A total of $16,293 thousand was outstanding on the Subordinated Facility as of December 31, 2021.
The interest rate on the Senior Facility will be equal to LIBOR plus the Applicable Margin (which varies between 5.5% to 6.5% depending on the Senior Facility net leverage ratio). The maturity date of the Senior Facility will be on September 3, 2028. There are no amounts outstanding on this loan as of December 31, 2021.
As part of the Cargill Credit Agreements, the Company is required to establish an Interest Reserve Account as described above in Note 2,
Summary of Significant Accounting Policies
. The Cargill Credit Agreements also require the Company to be in compliance with certain financial covenants, including specified debt coverage, net leverage, and interest coverage ratios. Additional covenants and other restrictions exist that limit the Company’s ability, among other things, to undergo a merger or consolidation, sell certain assets, create liens, guarantee certain obligations of third parties, make certain investments or acquisitions, and declare dividends or make distributions. In accordance with the Credit Agreements, budgets and timelines for CEA facilities also have to be approved by Cargill Financial and the Company is required to report ongoing CEA facility construction costs. The credit facility is secured with a first-priority lien against substantially all of the assets of the Company, including its intellectual property.
The Cargill Credit Agreements have an unused revolving line commitment fee in an amount of 125 basis points per annum of the unused portion of the Credit Agreements.
The Company was in compliance with all applicable covenants as of December 31, 2021.